Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Rental and freight logistics deposits received		$ 7,161	$ 6,160
Payables for long-term assets		619	965
Government subsidies		1,014	1,022
Contract liabilities		1,379	1,629
Consideration deposit received from a third party	[1]	142	139
Loans from third parties	[2]	590
Others		450	596
Total		11,355	10,511
Less: accrued expenses and other current liabilities		(10,099)	(7,673)
Other non-current liabilities		$ 1,256	$ 2,838

[1]	On September 2, 2024, the Company entered into a Memorandum of Understanding with a third party to sell 90% equity interest in Suzhou Shengfeng Logistics Co., Ltd. The Company have received consideration deposit of approximately $0.1 million (RMB1.0 million).
[2]	The balances represented the working capital loans provided by third parties. Such loans were non-interest bearing and due on demand.